Transactions with related parties:	6 Months Ended
Jun. 30, 2014
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:
3. Transactions with related parties:
(a) Dynagas Ltd.

Dynagas Ltd. (or the “Manager”), is a Company beneficially owned by the Partnership's Chairman. With effect from January 1, 2013, following the expiration of its' previous agreements, the Manager entered into an eight year term separate management agreement with each vessel-owning entity of the Partnership in order to provide technical and administrative management services to the Partnership in exchange for a daily management fee of $2.5. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, these fees will be adjusted upwards by 3% until expiration of the management agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the conflicts committee. As of June 30, 2014, and 2013 each vessel was charged the basis daily management fee of $2.6 and $2.5, respectively. The management agreements also provide for: (i) a commission of 1.25% over charter-hire agreements arranged by the Manager and (ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses. The agreements will terminate automatically after a change of control of the owners and/or of the owner's ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager.

          Fees charged for the six month periods ended June 30, 2014 and 2013 for technical and administrative services under the agreement amounted to $1,419 and $1,358, respectively, and are separately reflected as Management fees-related party in the accompanying unaudited interim consolidated statements of income. During the six month periods ended June 30, 2014 and 2013, the Partnership further incurred $539 and $492, respectively, in connection with the commercial services under the agreement, which are separately reflected as Voyage expenses-related party in the accompanying unaudited interim consolidated statements of income. As of June 30, 2014, $252 was due to the Manager in connection with the management agreements which are included in Current Liabilities, Due to related party in the accompanying consolidated balance sheet.  As of June 30, 2014, and December 31, 2013, the Partnership had granted to the Manager working capital advances of $489 and $1,456, respectively, which are separately reflected in Current Assets, Due from related party in the accompanying consolidated balance sheets. The management agreements also provide for an advance equal to $225.

In the case of termination of the management agreements, prior to their eight year term, by any reason other than Manager's default, the advance is not refundable. Such advances as of June 30, 2014 and December 31, 2013 amounted to $900 and $675, respectively, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.

(b) Loan from related party
On November 18, 2013, concurrently with the completion of its' initial public offering, the Partnership entered into an interest free $30.0 million revolving credit facility with its' Sponsor, Dynagas Holding, with an original term of five years from the closing date, to be used for general partnership purposes including working capital. The loan may be drawn and be prepaid in whole or in part at any time during the life of the facility. As of December 31, 2013, $5.5 million were drawn down under the facility, which are separately reflected in Current Liabilities, Loan from related party in the accompanying consolidated balance sheets. In January 2014, the total amount drawn under the respective facility was repaid. No amounts were drawn under the respective facility since then.
(c) Omnibus Agreement -Arctic Aurora acquisition

On November 18, 2013, the Partnership entered into an agreement with its Sponsor (the “Omnibus Agreement”) to govern among other things i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire certain offered optional vessels by its Sponsor, iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and iv) Sponsor's provisions of certain indemnities to the Partnership.  On April 17, 2014, the Partnership entered into a Share Purchase Agreement to purchase from its' Sponsor 100% of the ownership interests in the entity that owns and operates the Arctic Aurora, a 2013 built ice class liquefied natural gas carrier, which currently operates under a five year time charter, for an aggregate purchase price of $235.0 million. On June 23, 2014 within the context of this transaction, the Partnership completed the acquisition of the Arctic Aurora and the related time charter. All of the other assets and liabilities relating to the Sponsor entity that owns the Arctic Aurora did not form part of the purchase price and remained with the seller. The purchase price was financed with a portion of the proceeds drawn under a new $340 million senior secured revolving credit facility (Note 5) and the net proceeds from a follow on common units public offering contemplated in June 2014 (Note 8). The Arctic Aurora acquisition was accounted for as a transaction between entities under common control with the amount in excess of the vessel book value totaling to $25.5 million considered a preferential deemed dividend (Note 8).

(d) Executive Services Agreement
On March 20, 2014, the Partnership entered into an executive services agreement with its' Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the services of its' executive officers, who report directly to the Board of Directors. Under the agreement, the Manager is entitled to an executive services fee of €538,000 (or $734 based on the € to $ exchange rate as of the balance sheet date) per annum, payable in equal monthly installments. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. During the six month period ended June 30, 2014, the Partnership incurred $458 in connection with this agreement which is included in General and Administrative expenses in the unaudited interim consolidated statements of income. Such amounts were not settled up to June 30, 2014 and are reflected, in this respect, in Current Liabilities as Due to related party in the accompanying consolidated balance sheets.